Property and Equipment, net	12 Months Ended
Dec. 31, 2012
Property and Equipment, net
Property and Equipment, net

8.              Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Computer and software	41,121	46,339
Furniture, fixtures and other equipment	2,594	2,799
Motor vehicles	407	407
Leasehold improvements	2,367	2,367
	46,489	51,912
Less: accumulated depreciation and amortization	(18,890)	(29,481)
Property and equipment, net	27,599	22,431

For the years ended December 31, 2010, 2011 and 2012, depreciation and amortization expenses for the property and equipment amount to RMB3,939, RMB9,830 and RMB13,264, respectively.